Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations

The results of operations for Pioneer Wind Energy Systems Inc. are reported as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Year Ended December 31,
	2012	2011
Net sales	$230	$-
Gain (loss) from operations of discontinued business (1)	(199)	(2,531)
Income tax expense	-	-
Gain (loss) from discontinued operations, net of tax	$(199)	$(2,531)

(1)	Loss from operations before tax in 2011 includes non-cash asset impairment charges of $1.6 million.

The following is a summary of the assets and liabilities of discontinued operations (in thousands):

December 31, 2012
Prepaid expenses and other current assets	$47
Assets of discontinued operations	$47

Accounts payable	$10
Accrued liabilities	114
Liabilities of discontinued operations	$124